UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September  30,  2008
                                                  --------------------

Check  here  if  Amendment  [_];  Amendment  Number:
     This  Amendment  (Check  only  one.):     [_] is a restatement.
                                               [_] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:      New  York  Private  Bank  &  Trust  Corp.
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Address:   5  East  42nd  Street
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           New  York,  New  York  10017
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Form  13F  File  Number:  28-11238
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:     Howard  P.  Milstein
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Title:    President  and  Chief  Executive  Officer
          -----------------------------------------
Phone:    212-850-4831
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Signature,  Place,  and  Date  of  Signing:

    /s/  Howard  P.  Milstein    New York, New York    November 11, 2008
    -------------------------    ------------------    -----------------
    [Signature]                  [City,  State]        [Date]

Report Type (Check  only  one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form  13F  File  Number         Name

      28-11281                        Emigrant  Bancorp,  Inc.
      --------                        ------------------------
      [Repeat  as  necessary.]